Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	$ 3,584,971	$ 3,041,500
Change in valuation inputs or other assumptions	(3,203,821)	543,471
Fair value as of June 30, 2022	381,150	3,584,971
Underwriters Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	530,581	475,334
Change in valuation inputs or other assumptions	(508,884)	55,247
Fair value as of June 30, 2022	$ 21,697	$ 530,581